Business Acquisitions - Summary of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 20, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 356,528		$ 311,865	$ 311,865
Donde Fashion Inc.
Business Acquisition [Line Items]
Cash		$ 887
Accounts payable and other current liabilities		(7,377)
Net deferred tax liability on acquired intangibles		(4,390)
Goodwill		37,567
Total purchase price		50,687
Donde Fashion Inc. | Acquired technology
Business Acquisition [Line Items]
Technology		$ 24,000